UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

January 11, 2020 to February 12, 2020

Commission File Number of issuing entity: 333-207132-04

Central Index Key Number of issuing entity: 0001673255

Citigroup Commercial Mortgage Trust 2016-C1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number: 0001558761)

Starwood Mortgage Funding V LLC

(Central Index Key Number: 0001682509)

FCRE REL, LLC

(Central Index Key Number: 0001636352)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

81-2797579

81-2811365

81-6558297

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
EC	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 12, 2020, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-C1.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2016-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2020. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2020. The CIK number of CGMRC is 0001541001.

Cantor Commercial Real Estate Lending, L.P. (“CCRE”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 5, 2020. The CIK number of CCRE is 0001558761.

Starwood Mortgage Funding V LLC (“Starwood”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 4, 2020. The CIK number of Starwood is 0001682509.

FCRE REL, LLC (“FCRE”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 2, 2016. The CIK number of FCRE is 0001636352.

Item 1A. Asset-Level Information.

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The property securing the The Strip mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus for Citigroup Commercial Mortgage Trust 2016-C1 filed on June 1, 2016. With respect to the property securing the The Strip mortgage loan, the most recent unaudited net operating income was $6,312,191 for the period from January 01, 2019 through September 30, 2019. There is no material update at this time.

Item 7. Change in Sponsor Interest in Securities.

On December 20, 2019, an affiliate of Starwood Mortgage Funding V LLC (a sponsor of the securitization (the “Starwood Sponsor”) and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”) sold the securities set forth in Table A below (the “Transferred Securities”) to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held direct ownership of 100% of the Transferred Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Transferred Securities. Both before and after the sale described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth in Table B below (the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “wholly-owned affiliate“ means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

TABLE A

Class	Original Face Amount ($)
H	6,613,000.00

TABLE B

Class	Original Face Amount ($)
E	8,187,000.00
F	3,149,000.00
G	3,149,000.00
H	2,203,681.00

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-C1, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$0.00

*REO Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	01/10/2020	$0.30
Current Distribution Date:	02/12/2020	$0.30

Interest Reserve Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$100,416.74

Excess Interest Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	N/A	N/A

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date:	01/10/2020	$0.00
Current Distribution Date:	02/12/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-C1, relating to the February 12, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-C1, relating to the February 12, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Sana Petersen
Sana Petersen, Vice President

Date: February 27, 2020